Offerings	Nov. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2029
Maximum Aggregate Offering Price	$ 745,020,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 64,816.74
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Act"), the registrant initially deferred payment of the registration fees for Registration Statement No. 333-299753 filed on November 2, 2026. The registration fee is calculated in accordance with Rule 457(r) under the Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2033
Maximum Aggregate Offering Price	$ 738,285,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 64,230.79
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Act"), the registrant initially deferred payment of the registration fees for Registration Statement No. 333-299753 filed on November 2, 2026. The registration fee is calculated in accordance with Rule 457(r) under the Act.